Note 8 - Prepaid Expenses and Other Assets (Tables)	12 Months Ended
Dec. 31, 2025
Notes Tables
Schedule of Other Assets [Table Text Block]
	As at December 31,
	2025	2024

Prepaid expenses	$110,798	$90,519
Advisor loans receivable	48,475	37,607
Investments in equity securities	14,515	12,008
Investments in debt securities	40,376	36,565
Deferred Purchase Price (notes 15 and 23)	121,980	126,082
Mortgage derivative asset (note 23)	6,928	5,264
Interest rate swap asset (note 23)	1,126	415
Other	1,367	1,502
Prepaid and other assets (Current Assets)	$345,565	$309,962
	As at December 31,
	2025	2024

Advisor loans receivable	$128,442	$105,448
Equity accounted investments (note 16)	67,251	54,302
Investments in equity securities	7,059	7,857
Financing fees, net of accumulated amortization of $12,724 (December 31, 2024 - $11,083)	4,353	5,794
Interest rate swap asset (note 23)	1,076	7,455
Other	4,876	5,441
Other assets (Non-Current Assets)	$213,057	$186,297